Income Taxes Schedule of Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits	$ 314	$ 205	$ 163	$ 121
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	38	33	33
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	90	16	19
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	(18)	(1)	(9)
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	(1)	(2)	0
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations	$ 0	$ (4)	$ (1)